Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 174	€ 0	€ 235	€ 0
Losses	(3)	0	(3)	0
Net gains (losses) from derecognition of securities measured at amortized cost	€ 171	€ 0	€ 232	€ 0